SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expens	$ 2,100
Common Stock [Member] | Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved			11,500,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period	2 years 1 month 24 days
Weighted average period	6 years 18 days	6 years 9 months 14 days
Weighted average grant date fair value	$ 3.99
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period	7 months 13 days
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	1,750,000
Weighted average grant date fair value		$ 9.75
Unrecognized compensation expense	$ 18,200
Weighted average period	2 years 1 month 24 days